STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY

13. STOCKHOLDERS’ EQUITY

On August 17, 2020, by unanimous written consent in lieu of a meeting, the Board adopted resolutions authorizing a one (1)-for-four (4) reverse stock split and on August 19, 2020 filed Articles of Amendment to effect the reverse stock split with the Secretary of State of the State of Colorado. The reverse stock split became effective on October 27, 2020. According to the Articles of Amendment, the Company is authorized to issue 20,000,000 shares of blank check preferred stock at

$0.001 par value and to reduce the number of authorized common stock to 500,000,000 shares at $.00001 par value per share from 950,000,000 shares. All share and earnings per share information has been retroactively adjusted to reflect the reverse stock split.

As of September 30, 2021 and December 31, 2020, the Company had 49,999,891 common shares issued and outstanding. In June 2020, 35,049,685 shares owned by Quanzhong Lin (the Chairman, President and major shareholder of Aixin Life)

were cancelled.

Stock Awards Issued for Services

On October 22, 2019, the Company granted and issued 37,500 shares to its employees and contractors under its 2019 Equity Incentive Plan. The stock awards were valued at $337,500 based on the post-split closing price of $9 on the grant date.

On October 24, 2019, the Company granted and issued 550,000 shares to its employees and contractors under its 2019 Equity Incentive Plan. The stock awards were valued at $1,520,200 based on the post-split closing price of $2.764 on the grant date.

The stock awards will vest over five (5) years from the grant date, and the grantee will forfeit a portion of the shares granted (“Shares Granted”) if the grantee is no longer employed by or contracted with the Company. Specifically, the grantee will forfeit 80% of Shares Granted if no longer employed by or contracted with the Company on the date that is one year from the grant date, forfeit 60% of Shares Granted if no longer employed by or contracted with the Company on the date that is two years from the grant date, forfeit 40% of Shares Granted if no longer employed by or contracted with the Company on the date that is three years from the grant date, and forfeit 20% of Shares Granted if no longer employed by or contracted with the Company on the date that is four years from the grant date. Effective on the 5th year from the grant date, none of the shares will be subject to forfeiture.

For the three months ended September 30, 2021 and 2020, stock-based compensation expenses were $92,885. For the nine months ended September 30, 2021 and 2020, stock-based compensation expenses were $278,655. As of September 30, 2021, unrecognized compensation expenses related to these stock awards are $1,137,092. These expenses are expected to be recognized over 4 years.

Forgiveness of shareholder’s loan

As of September 30, 2021, the Company’s major shareholder Mr. Lin forgave his loan to the Company for $2,448,654. The Company recorded this forgiveness of shareholder loan as additional paid-in capital.

Acquisition of Subsidiaries

As of December 31, 2019, the Company had advances to Aixintang Pharmacies and Aixin Shangyan Hotel in the aggregate amount of $4,053,587, including balances to Aixintang Pharmacies and affiliates in the amount of $3,981,766 and Aixin Shangyan Hotel in the amount of $71,821. The advances were made for the prepayment of future acquisition of these related parties. During the three months ended June 30, 2020, these prepayments were returned to the Company in full. The prepayment for acquisition and return of prepayment for acquisition were recorded in equity, resulting in change in additional paid-in capital as of December 31, 2019 and during the year ended December 31, 2020 as a result of the retrospective adjustments to reflect the acquisition under common control.

In May and June 2021, the Company entered into Equity Transfer Agreements with Aixin Shangyan Hotel and Aixintang Pharmacies (see Note 1). As of June 30, 2021, these two acquisitions have not been completed, and the Company made prepayment for the acquisitions to Mr. Lin in the aggregate amount of $4.5 million, or RMB 29 million.

As of September 30, 2021, the Company completed the acquisition of Aixin Shangyan Hotel and Aixintang Pharmacies, and the acquisition was accounted for as entities under common control. The difference between consideration given and net assets received was recognized in equity, resulting in a decrease of additional paid-in capital of $4,658,881.

15. STOCKHOLDERS’ EQUITY

On August 17, 2020, by unanimous written consent in lieu of a meeting, the Board adopted resolutions authorizing a one (1)-for-four (4) reverse stock. The reverse stock split became effective on October 27, 2020. According to the Articles of Amendment, the Company is authorized to issue 20,000,000 shares of blank check preferred stock at $0.001 par value and 500,000,000 shares of common stock at $.00001 par value per share. All share and earnings per share information has been retroactively adjusted to reflect the reverse stock split.

As of December 31, 2021 and 2020, the Company had 49,999,891 common shares issued and outstanding.

In June 2020, 35,049,685 shares owned by Quanzhong Lin (the Chairman, President and major shareholder of Aixin Life) were cancelled.

Stock Awards Issued for Services

On October 22, 2019, the Company granted and issued 37,500 shares to its employees and contractors under its 2019 Equity Incentive Plan. The stock awards were valued at $337,500 based on the post-split closing price of $9 on the grant date.

On October 24, 2019, the Company granted and issued 550,000 shares to its employees and contractors under its 2019 Equity Incentive Plan. The stock awards were valued at $1,520,200 based on the post-split closing price of $2.764 on the grant date.

The stock awards will vest over five (5) years from the grant date, and the grantee will forfeit a portion of the shares granted (“Shares Granted”) if the grantee is no longer employed by or contracted with the Company. Specifically, the grantee will forfeit 80% of Shares Granted if no longer employed by or contracted with the Company on the date that is one year from the grant date, forfeit 60% of Shares Granted if no longer employed by or contracted with the Company on the date that is two years from the grant date, forfeit 40% of Shares Granted if no longer employed by or contracted with the Company on the date that is three years from the grant date, and forfeit 20% of Shares Granted if no longer employed by or contracted with the Company on the date that is four years from the grant date. Effective on the 5th year from the grant date, none of the shares will be subject to forfeiture.

For the years ended December 31, 2021 and 2020, stock-based compensation expenses were $371,540. As of December 31, 2021, unrecognized compensation expenses related to these stock awards are $1,044,207. These expenses are expected to be recognized over 3 years.

Forgiveness of shareholder’s loan

During the year ended December 31, 2021, the Company’s major shareholder Mr. Lin forgave his loan to the Company for $2,473,228. The Company recorded this forgiveness of shareholder loan as additional paid-in capital.

Shareholder contribution

During the year ended December 31, 2020, a major shareholder of Aixintang Pharmacies made capital contribution to Aixintang Pharmacies in the amount of $69,423.

During the year ended December 31, 2021, the Company’s major shareholder made capital contribution to the Company in the amount of $4,439,285.

The Company recorded the shareholder contributions as additional paid-in capital.

Acquisition of Subsidiaries

As of December 31, 2019, the Company had advances to Aixintang Pharmacies and Aixin Shangyan Hotel in the aggregate amount of $4,053,587, including balances to Aixintang Pharmacies and affiliates in the amount of $3,981,766 and Aixin Shangyan Hotel in the amount of $71,821. The advances were made for the future acquisition of these related parties, and recorded as prepayment for acquisition. During the year ended December 31, 2020, these prepayments were returned to the Company in full. The prepayment for acquisition and return of prepayment for acquisition were recorded in equity, resulting in change in additional paid-in capital as of December 31, 2019 and during the year ended December 31, 2020 as a result of the retrospective adjustments to reflect the acquisition under common control.

As of December 31, 2021, the Company completed the acquisitions of Aixin Shangyan Hotel and Aixintang Pharmacies (see Note 1). The acquisitions were accounted for as acquisitions of entities under common control. In connection with the acquisitions, the Company made payments to Mr. Lin in the aggregate amount of $4.50 million, or RMB 29 million. The difference between the consideration given and the net assets received was recognized in equity, resulting in a decrease of additional paid-in capital of $4,714,631.